Expense Example, No Redemption - THE GABELLI DIVIDEND GROWTH FUND	Apr. 30, 2021 USD ($)
Class I Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 103
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,087
Expense Example, No Redemption, 10 Years	2,479
Class A Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	767
Expense Example, No Redemption, 3 Years	1,263
Expense Example, No Redemption, 5 Years	1,784
Expense Example, No Redemption, 10 Years	3,204
Class AAA Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	204
Expense Example, No Redemption, 3 Years	730
Expense Example, No Redemption, 5 Years	1,282
Expense Example, No Redemption, 10 Years	2,790
Class C Shares
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	279
Expense Example, No Redemption, 3 Years	953
Expense Example, No Redemption, 5 Years	1,651
Expense Example, No Redemption, 10 Years	$ 3,507